Trade receivables - Summary of Current Trade Receivables (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information about Current Trade Receivables [Abstract]
Current receivables	SFr 1,548	SFr 1,506
Expected credit loss allowance	(227)	(204)
Total	SFr 1,321	SFr 1,302